COMMITMENTS AND CONTINGENCIES - Additional Information (Details)	Aug. 12, 2022 USD ($) tranche $ / shares shares	Jul. 30, 2022 USD ($)	Jul. 06, 2022 $ / shares shares	Jul. 01, 2022 USD ($) tranche $ / shares shares	Jan. 18, 2022 USD ($) $ / shares	Jan. 13, 2022 $ / shares
Sponsor
Interest rate					12.00%
Business Combination Agreement | Common stock | Second A&R Subscription Agreements | PIPE Investors
Period of holding from closing of subscription (in months)			15 months
Business Combination Agreement | PIPE Promissory Notes | Common stock | Second A&R Subscription Agreements
Period of holding from closing of subscription (in months)			15 months
Business Combination Agreement | PIPE Promissory Notes | Tempo
Conversion price | $ / shares					$ 10.00
Business Combination Agreement | PIPE Promissory Notes | Tempo | Maximum
Aggregate principal amount | $					$ 5,000,000
Subsequent event | OCM
Percentage of termination fee		3.50%
Aggregate principal amount | $		$ 7,000,000.0
Subsequent event | Class A common stock | Sponsor
Price per share | $ / shares						$ 0.03
Subsequent event | Business Combination Agreement | Whizz Sellers
Number of trading days				30 days
Number of consecutive trading days				150 days
Subsequent event | Business Combination Agreement | Merger Agreement Amendment | Whizz Sellers
Number of trading days				20 days
Subsequent event | Business Combination Agreement | SSA Amendment | Sponsor
Number of founder shares to contribute, transfer, assign, convey and deliver by Sponsored | shares	5,595,000		5,595,000
Number of shares exchanged for founder shares | shares	3,095,000		3,595,000
Number of Sponsor Earnout Shares to be issued | shares	500,000
Subsequent event | Business Combination Agreement | Common stock | Bridge Subscription Agreement | AEPI
Price per share | $ / shares				$ 10.00
Maximum number of shares to be issued | shares				500,000
Numerator for calculation of number of additional shares if Adjustment Period VWAP less than 10.00 | $ / shares				$ 10.00
Deemed Adjustment Period VWAP | $ / shares				4.00
Subsequent event | Business Combination Agreement | Common stock | Second A&R Subscription Agreements | PIPE Investors
Price per share | $ / shares			$ 10.00
Minimum Adjustment Period VWAP | $ / shares			$ 4.00
Additional number of shares to be issued | shares			2,000,000
Number of trading days			30 days
Number of consecutive trading days			29 days
Number of Sponsor Earnout Shares to be issued | shares			2,000,000
Subsequent event | Business Combination Agreement | Common stock | Maximum | Bridge Subscription Agreement | AEPI
Deemed Adjustment Period VWAP | $ / shares				$ 4.00
Subsequent event | Business Combination Agreement | Common stock | Maximum | Second A&R Subscription Agreements | PIPE Investors
Minimum Adjustment Period VWAP | $ / shares			$ 6.50
Subsequent event | Business Combination Agreement | Class A common stock | SSA Amendment | Sponsor
Number of Sponsor Earnout Shares to be issued | shares			2,000,000
Subsequent event | Business Combination Agreement | Tempo | Common stock | Merger Agreement Amendment
Base purchase price | $				$ 658,434,783
Number of earnout shares to be issued | shares				7,500,000
Number of tranches for vesting of earnout shares | tranche	2			2
Number of earnout shares in one tranche | shares	3,500,000			5,000,000
Amount of EBITDA to be earned for vesting of earnout shares | $	$ 5,000,000.0			$ 10,000,000.0
Amount of revenue to be earned for vesting of earnout shares | $	$ 15,000,000.0			$ 50,000,000.0
Period for EBITDA and revenue to be earned for vesting of earnout shares	5 years			5 years
Number of shares outstanding | shares	23,500,000
Price per share | $ / shares	$ 10.00
Subsequent event | Business Combination Agreement | Tempo | Common stock | Minimum | Merger Agreement Amendment
Base purchase price | $	$ 235,000,000
Number of earnout shares to be issued | shares	7,000,000
Reduce the minimum cash condition | $	$ 10,000,000.0
Subsequent event | Business Combination Agreement | Tempo | Common stock | Maximum | Merger Agreement Amendment
Base purchase price | $	$ 488,375,000			$ 488,375,000
Number of earnout shares to be issued | shares	10,000,000			10,000,000
Reduce the minimum cash condition | $	$ 320,000,000.0
Subsequent event | Business Combination Agreement | Bridge Note | Tempo
Aggregate principal amount | $				$ 5,000,000
Amount advances | $				$ 2,500,000
Interest rate				12.00%
Subsequent event | Business Combination Agreement | Bridge Note | Tempo | Maximum
Aggregate principal amount | $				$ 5,000,000